Interest bearing debt, Credit agricole credit facility (Details) - Credit Agricole Credit Facility [Member] $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Credit Facility [Abstract]
Frequency of periodic repayment	quarterly
Debt repayment installment amount	$ 0.6
Debt repayment final payment	$ 22.5